Morgan, Lewis & Bockius LLP                                    Morgan Lewis
1701 Market Street                                             Counselors at Law
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com



March 3, 2015

VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund III (File Nos. 333-192858 and 811-22920)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund III (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectus and Statement of Additional Information dated February 27, 2015 for the Trust's Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Bond Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 24, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-15-000079) on February 26, 2015.

Please do not hesitate to contact the undersigned at 215.963.5620 should you have any questions.

Very  truly  yours,


/s/ Leon E. Salkin
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Leon E. Salkin